Business Combination (Q1)	3 Months Ended
Mar. 31, 2021
Acquisitions [Abstract]
Business Combination
4.	Business Combination

Closing of Business Combination, Accounted for as a Reverse Recapitalization

On January 12, 2021, Billtrust consummated the previously announced Business Combination pursuant to the Agreement dated October 18, 2020 and amended as of December 13, 2020. As a result of the Agreement, Billtrust stockholders received aggregate consideration with a value equal to $1,190 million, which consists of:

i.
Approximately $90 million in cash to certain Billtrust shareholders who elected to receive cash for shares of Billtrust common stock at Closing of the Business Combination, accounted for as a reverse recapitalization, and

ii.
Approximately $1,099 million in South Mountain Class A and Class C Common Stock at Closing of the Business Combination, accounted for as a reverse recapitalization, or 109,944,090 shares (including 15,175,967 shares issuable pursuant to outstanding vested and unvested options from the 2003 and 2014 Plans), converted at an exchange ratio of 7.2282662 shares per share of Legacy Billtrust common stock (the “Conversion Rate”), based on an assumed share price of $10.00 per share.

As of the completion of the Business Combination, accounted for as a reverse recapitalization, on January 12, 2021, the merged companies - BTRS Holdings Inc. and subsidiaries, had the following outstanding securities:

i.
approximately 138,728,373 shares of Class 1 Common Stock, including 2,375,000 shares to prior South Mountain shareholders that are subject to the vesting and forfeiture provisions based upon the same share price targets described below in the First Earnout and Second Earnout. During the first quarter of 2021, all of these shares were vested.

ii.	approximately 6,537,735 shares of Class 2 Common Stock; and

iii.	12,500,000 warrants, each exercisable for one share of Class 1 Common Stock at a price of $11.50 per share (the “Warrants” or “Public Warrants”, see Note 10)

iv.	In connection with the Merger, each issued and outstanding South Mountain Class A and Class B share was converted into 1.0 shares of Class 1 Common Stock of the Company.

v.	In connection with the Merger, all 6,954,500 private placement warrants of South Mountain were cancelled and are no longer outstanding.

Immediately prior to the Closing, each issued and outstanding share of Legacy Billtrust preferred stock converted into equal shares of Legacy Billtrust common stock. At the effective time of the Business Combination (the “Closing”), each stockholder of Legacy Billtrust received 7.2282662 shares of the Company’s Class 1 common stock, par value $0.0001 per share (the “Class 1 Common Stock” or “Common Stock”), for each share of Legacy Billtrust common stock, par value $0.001 per share, that such stockholder owned, except for one investor who requested to receive shares of Class 2 Common Stock, which is the same in all respects as Class 1 Common Stock except it does not have voting rights.

Upon the closing of the Business Combination, the Company’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of capital stock to 575,000,000 shares, of which 538,000,000 shares were designated Class 1 Common Stock; 27,000,000 shares were designated Class 2 Common Stock, $.0001 par value per share (“Class 2 Common Stock”); and 10,000,000 shares were designated preferred stock, $0.0001 par value per share.

20,000,000 newly-issued shares of Common Stock were issued (such purchases, the “PIPE” concurrently with the completion of the Business Combination (the “Closing”) on the Closing Date for an aggregate purchase price of $200 million.

In connection with the Closing, 9,005,863 shares of common stock were repurchased for cash from Legacy Billtrust shareholders (after conversion) at a price per share of $10.00. Additionally, in connection with a previous loan agreement in July 2014, the Company issued a lender a warrant to purchase shares of the Company’s Series C Preferred stock. In connection with Business Combination, the warrant was exercised and converted into 85,004 shares of Common Stock.

The following table reconciles the elements of the Business Combination, accounted for as a reverse recapitalization, to the condensed consolidated statement of cash flows and the consolidated statement of changes in redeemable preferred stock and stockholders’ equity for the period ended March 31, 2021:

Reverse Recapitalization (in thousands)
Cash - South Mountain (net of redemptions and non-contingent expenses)	$240,670
Cash - PIPE investors	200,000
Cash electing shares of Legacy Billtrust shareholders	(90,061)
Less fees to underwriters and other transaction costs	(20,200)
Net cash received from reverse recapitalization	330,409
Net assets acquired and other adjustments	255
Net contributions from reverse recapitalization	$330,664

The number of shares of Class 1 and Class 2 common stock of BTRS Holdings Inc. issued immediately following the consummation of the Business Combination, accounted for as a reverse recapitalization, is summarized as follows:

Number of Shares
Common Stock outstanding prior to Business Combination	25,000,000
Shares from South Mountain Founder Shares	5,500,000
Less redemption of South Mountain Shares	(2,015)

Number of Shares
Common Stock of South Mountain	30,497,985
Shares issued from PIPE	20,000,000
Less: Shares of Legacy Billtrust shareholders purchased for cash	(9,005,863)
Recapitalization shares	41,492,122
Legacy Billtrust stockholders	103,773,986
Total Shares	145,266,108

Earnout Consideration

Following the closing of the Merger, holders of Billtrust common stock (including all redeemable preferred shareholders whose shares were converted into common stock at the closing of the Merger) and holders of stock options and restricted stock pursuant to the 2003 Plan and the 2014 Plan (as defined in the Business Combination Agreement, as amended) had the contingent right to receive, in the aggregate, up to 12,000,000 shares of Common Stock if, from the closing of the Merger until the fifth anniversary thereof, the average closing price of BTRS Holdings Inc. Common Stock exceeds certain thresholds. The first issuance of 6,000,000 earnout shares is based on the volume-weighted average price of Common Stock exceeding $12.50 for any 20 trading days within any 30 trading day period (the “First Earnout”). The second issuance of 6,000,000 earnout shares is based on the volume weighted average price of Common Stock exceeding $15.00 for any 20 trading days within any 30 trading day period (the “Second Earnout”) (collectively the “Earnout Shares”).

Subsequent to the closing of the Merger, the earnout price of Common stock was met, and the 10,917,736 shares of Class 1 and Class 2 common stock associated with attainment of the First Earnout and the Second Earnout thresholds were issued in the first quarter of 2021.

The difference in the Earnout Shares issued and the aggregate amounts defined in the Merger Agreement above are primarily attributable to 836,208 unissued shares reserved for future issuance to holders of unvested options in the form of restricted stock units, or RSU’s (the “Earnout RSU’s”), which are subject to the same vesting terms and conditions as the underlying unvested stock options, and are not replacement awards. Additionally, approximately 246,056 shares of common stock were withheld from employees to satisfy the mandatory tax withholding requirements, for which the company remitted cash of $4,013 to the appropriate tax authorities. The Company has determined that the earnout shares issued to non-employee shareholders and to holders of BTRS Holdings Inc. common stock and vested options from the 2003 Plan and 2014 Plan do not meet the criteria for equity classification under ASC 815-40. These earnout shares were initially measured at fair value upon closing of the Business Combination, using a Monte Carlo simulation (using the same assumptions as Earnout RSUs discussed below) resulting in a fair value of $16.80 per share, and recorded as a liability, along with estimated withholding taxes, of $191,095. Upon the attainment of the share price targets in the first quarter of 2021, since all earnout shares were determined to be liability classified, the earnout shares were remeasured at fair value through the date the First Earnout and Second Earnout were achieved, with a corresponding other expense of $8,246 for the increase in the fair value from the date the Business Combination closed.

Additionally, the prior holders of South Mountain stock agreed that of their existing issued and outstanding shares of Class 1 common stock as of the Closing Date, 2.375 million shares of would be subject to vesting conditions based upon the same price milestones in the First Earnout (1.1875 million shares) and Second Earnout (1.1875 million shares) as discussed above (“Sponsor Vesting Shares”). The Company determined that the Sponsor Vesting Shares do not meet the criteria for equity classification under ASC 815-40. These shares were initially measured at fair value upon closing of the Business Combination and recorded as a liability of $39,900. Upon the attainment of the share price targets in the first quarter of 2021, since all Sponsor Vesting Shares were determined to be liability classified, the earnout shares were remeasured at fair value through the date the First Earnout and Second Earnout were achieved, with a corresponding other expense of $1,780 for the increase in the fair value from the date the Business Combination closed.

The liability associated with the Earnout Shares delivered to the equity holders and the Vesting Shares that vested upon achievement of the First Earnout and Second Earnout during the first quarter of 2021 were then reclassified to equity as shares issued, with the appropriate allocation to common stock at par value and additional paid-in capital. Below is a reconciliation of the liability balance at the Closing Date and the changes therein for the three months ended March 31, 2021:

	Earnout Shares	Sponsor Vesting Shares	Total
Fair value on Closing Date	$191,095	$39,900	$230,995
Change in fair value during the period (included in Other expense)	8,246	1,780	10,026
Amount paid for tax withholding	(4,013)	—	(4,013)
Amount reclassified to equity	(195,328)	(41,680)	(237,008)
Ending balance	$—	$—	$—

For the Earnout RSU’s issuable based on the amount of the unvested options, the Company has determined that they are subject to stock-based compensation expense under ASC 718, and therefore, there was no impact as of the date the Business Combination was closed and the fair value of the Earnout RSU’s were determined based on a valuation using a Monte Carlo simulation, along with the stock price on the Closing Date of $16.80, a risk free rate of 0.5%, and a volatility rate of 42%. Subsequently, stock compensation expense has been recorded over the vesting period of the Earnout RSU’s, which totaled $2,171 for the three months ended March 31, 2021, and is included in operating expenses and cost of subscription, transaction and services in the accompany condensed consolidated statements of operations and comprehensive loss.